COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Comprehensive Income [Abstract]
Net income (loss)	$ (456)	$ 859	$ 170	$ 1,714
Other comprehensive income (loss), net of tax:
Currency translation adjustment	(137)	(847)	(455)	(75)
Unrealized gain (loss) on derivative financial instruments	(54)	108	12	40
Unrealized loss from available-for-sale securities	(11)	(75)	(5)	(45)
Other	(1)	(15)	9	(15)
Total comprehensive income (loss)	(659)	30	(269)	1,619
Comprehensive loss attributable to the non-controlling interests	4	7	10	8
Comprehensive income (loss) attributable to Teva	$ (655)	$ 37	$ (259)	$ 1,627